Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets, Net [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 12:-	GOODWILL AND INTANGIBLE ASSETS, NET

b.	As for charges, see Note 22a.

Composition and movement:

	Patents	Goodwill	Customer relations, order backlog	Technology (2)	Total
	USD in thousands
Cost:

Balance as of January 1, 2021	19	-	12	-	31
Initial consolidation of subsidiaries (3)	-	31,551	22,092	1,221	54,864
Adjustments arising from translating financial statements from functional currency to presentation currency	1	441	169	(14)	597

Balance as of December 31, 2021	20	31,992	22,273	1,207	55,492
Purchases in the year	13	-	9,453	500	9,966
Impairment recognized in the year	-	(14,618)	(8,300)	(438)	(23,356)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(3,672)	(2,603)	(143)	(6,419)

Balance as of December 31, 2022	32	13,702	20,823	1,126	35,683

Accumulated amortization:

Balance as of January 1, 2021	5	-	2	-	7
Amortization recognized in the year (1)	2	-	637	75	714
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	162	-	162

Balance as of December 31, 2021	7	-	801	75	883
Amortization recognized in the year (1)	2	-	4,723	623	5,348
Adjustments arising from translating financial statements from functional currency to presentation currency	*	-	(411)	(37)	(448)

Balance as of December 31, 2022	9	-	5,113	661	5,783

Net balance:

As of December 31, 2022	23	13,702	15,710	465	29,900

As of December 31, 2021	13	31,992	21,472	1,132	54,609

*	Less than 1 thousand US dollars.

(1)	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.
(2)	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under General and administrative expenses.
(3)	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

a.	In May 2022, the Company entered into an Asset Purchase Agreement with Legacy Technologies Gmbh (“Legacy”) a European cyber firm that has an extensive EMEA distribution network of cyber solutions for major government and enterprise data centers. The acquired assets were mainly comprised of customer relationships of Legacy. The asset acquisition was completed on July 5, 2022. The total consideration for the sale and transfer of the acquired assets was USD 10,000 thousands in cash and additional contingent consideration of up to USD 12,000 in restricted share units (RSUs) of the Company subject to compliance of several milestones established in the agreement. Half of the cash consideration was paid at the contract closing and the other half was scheduled to be paid in accordance with the payment terms established in the agreement over 2.5 years. The RSUs were treated as post combination transaction (refer to Note 21 – Share-Based Payment for further details).

As of December 31, 2022, USD 3,839 thousand out of the remaining Consideration liability are classified in the balance sheet under line item Current maturities of other liabilities. Out of this amount USD 375 thousand were paid after year-end.

The transaction was analyzed in accordance with IFRS 3 – Business Combinations to first determine whether the acquired assets constitute a business. The Company had applied the concentration test. Based on the concentration test, substantially all of the fair value of the gross assets acquired is concentrated in the customer relationships. As a result, the transaction was treated as asset acquisition.

The following represented the fair value of the identifiable assets as of the acquisition date:

The purchase price allocation was as follow (in thousands):

Technology	500
Customer relationships	9,453
Total consideration	9,953

As of December 31, 2022, the Company identified indicators of impairment since no binding purchase orders had been signed nor significant progress had been made on the purchased customer relationships as was expected upon the purchase date. As a result, management determined that the assets acquired should be fully impaired. As such, for the year ended December 31, 2022, the Company recorded an impairment loss of $8,738 for the assets acquired from Legacy.

b.	Impairment loss of goodwill and intangible assets with defined useful life

For annual impairment testing of goodwill and intangible assets with defined useful life the goodwill and other intangible assets of the Company were allocated to the operating segments which constitute four groups of cash generating units as follow:

●	Consulting and distribution

●	Dstorm

●	Professional services

●	ALD Software

The carrying amount as of December 31, 2022 of the goodwill and the intangible assets which were allocated to each cash-generating unit:

	Professional Services	ALD Software	Dstorm	Consulting and Distribution	Total
	USD in thousands
Patents	23	-	-	-	23
Goodwill	6,720	1,284	1,963	3,735	13,702
Technology	-	-	465	-	465
Customer relationship, Suppliers relationship and Backlog	5,404	87	-	10,219	15,710
Total	12,147	1,371	2,428	13,954	29,900

The Company performed its annual impairment test in December 31, 2022 and 2021, respectively. The recoverable amount of each cash generating unit was assessed using the Income approach model.

ALD Software and Professional services

In June 2022, the Company examined the goodwill impairment due to interest rate changes.

As a result, a provision was made for goodwill impairment in the amount of $368 thousand. The provision was recorded in general and administration expenses. The impairment is part of the products and technology segment.

The recoverable amount of the ALD Software and Professional services cash-generating units (“CGU”) as of December 31, 2022 have been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five year period. The discount rate applied to cash flow projections is 20% for ALD Software and Professional services cash-generating units. Cash flows beyond the five-year period are extrapolated using a 2% growth rate for both cash generating units. As a result of this analysis, the value in use of the ALD Software and Professional services cash-generating units was determined to be lower than their carrying amounts, thus additional impairment amount of $4,448 thousand was recognized in Professional services CGU and additional impairment amount of $ 600 thousand was recognized in ALD Software CGU.

Consulting and distribution and Dstorm

The recoverable amount of the Consulting and distribution and Dstorm cash-generating units as of December 31, 2022 have been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five year period. The discount rate applied to cash flow projections is 17% for both the Consulting and distribution and Dstorm cash-generating units. Cash flows beyond the five-year period are extrapolated using a 2% growth rate for both cash generating units. As a result of this analysis, the value in use of the Consulting and distribution and Dstorm cash-generating units were determined to be lower of their carrying amounts, thus impairment was recognized in the amount of $7,813 thousand in Consulting and distribution CGU and impairment of $1,389 thousand was recognized in Dstorm CGU.

Key assumptions

The calculation of value in use for all of the cash generating units is most sensitive to the following key assumptions:

●	Discount rates

●	Growth rate used to extrapolate cash flows beyond the forecast period.

Discount rates − Discount rates represent the current market assessment of the risks specific to each cash-generating unit, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segments and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity.

A rise in the pre-tax discount rate of 20% to ALD Software and Professional services cash generating unit (i.e., +1%) would result in recognition of additional impairment of $1,892 thousand.

A rise in the pre-tax discount rate of 17% to Consulting and distribution and Dstorm cash generating unit (i.e., +1%) would result in recognition of additional impairment of $4,784 thousand.

Growth rate estimates − Rates are based on published industry research.

A reduction by 1% in the long-term growth rate to ALD Software and Professional services would result in an additional impairment of $1,879 thousand.

A reduction by 1% in the long-term growth rate to Consulting and distribution and Dstorm would result in an impairment of $5,507 thousand.